ACCOUNTS RECEIVABLE, NET - Aging analysis (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
ACCOUNTS RECEIVABLE, NET
Trade accounts receivable	$ 47,285,393	$ 50,568,698	$ 33,941,083
Within one year
ACCOUNTS RECEIVABLE, NET
Trade accounts receivable	24,075,598	42,257,189
Not Overdue
ACCOUNTS RECEIVABLE, NET
Trade accounts receivable	7,609,771	7,609,771
Over one year
ACCOUNTS RECEIVABLE, NET
Trade accounts receivable	$ 23,209,795	$ 8,311,509